Financial assets at FVTOCI and AFS financial assets_Changes in loss allowance of financial assets at FVTOCI (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	[1]	₩ (4,236,000,000)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0
Transfer to lifetime expected credit losses		0
Transfer to credit impaired financial assets		0
Impairment loss due to credit loss on financial assets measured at FVTOCI		(2,027,000,000)	₩ 0		₩ 0
Other	[2]	86,000,000
Ending balance		(6,177,000,000)	(4,236,000,000)	[1]
Financial assets at fair value through other comprehensive income, category [Member] | Stage 1
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	[1]	(4,107,000,000)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0
Transfer to lifetime expected credit losses		0
Transfer to credit impaired financial assets		0
Impairment loss due to credit loss on financial assets measured at FVTOCI		(1,918,000,000)
Other	[2]	86,000,000
Ending balance		(5,939,000,000)	(4,107,000,000)	[1]
Financial assets at fair value through other comprehensive income, category [Member] | Stage 2
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	[1]	(129,000,000)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0
Transfer to lifetime expected credit losses		0
Transfer to credit impaired financial assets		0
Impairment loss due to credit loss on financial assets measured at FVTOCI		(109,000,000)
Other	[2]	0
Ending balance		(238,000,000)	(129,000,000)	[1]
Financial assets at fair value through other comprehensive income, category [Member] | Stage 3
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	[1]	0
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0
Transfer to lifetime expected credit losses		0
Transfer to credit impaired financial assets		0
Impairment loss due to credit loss on financial assets measured at FVTOCI		0
Other	[2]	0
Ending balance		₩ 0	₩ 0	[1]

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	Others consist of foreign currencies translation, etc.